Related Party Balances And Transactions (Schedule Of Transaction With Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Cost of revenues	$ 4,974	$ 1,819	$ 6,853
Research And Development [Member]
Related Party Transaction [Line Items]
Expenses	1,032	1,010	951
Selling And Marketing [Member]
Related Party Transaction [Line Items]
Expenses	1,233	1,308	1,152
General And Administrative [Member]
Related Party Transaction [Line Items]
Expenses	684	704	514
Purchase Of Property And Equpment [Member]
Related Party Transaction [Line Items]
Expenses	$ 1,130	$ 275	$ 206